Right-of-use assets (Details) $ in Millions	9 Months Ended
	Sep. 30, 2023 COP ($)
Right of Use Assets Rollforward
Balance at the beginning	$ 627,813
Balance at the end	589,081
Lease liabilities
Right of Use Assets, Subleased Rollforward [Abstract]
Payment of interests	(61,107)
Lease Liabilities Rollforward [Abstract]
Balance at the beginning	1,212,346
Additions	230,062
Remeasurements	91,237	[1]
Disposals	(47,547)
Finance cost	84,809
Payment of capital	(319,781)
Reclassifications/transfers	18,835
Exchange difference	(60,828)
Balance at the end	1,148,026
Pipelines
Right of Use Assets Rollforward
Balance at the beginning	96,234
Additions	13,533
Amortization of the period	(19,419)
Remeasurements	$ 971	[1]
Disposals	10,435
Exchange difference	$ (7,448)
Balance at the end	73,436
Lands and buildings
Right of Use Assets Rollforward
Balance at the beginning	244,058
Additions	59,173
Amortization of the period	(47,893)
Remeasurements	$ 33,823	[1]
Disposals	13,007
Reclassifications/transfers	$ 80
Exchange difference	(48,018)
Balance at the end	228,216
Plant and equipments
Right of Use Assets Rollforward
Balance at the beginning	119,534
Additions	107,737
Amortization of the period	(60,972)
Remeasurements	$ 18,680	[1]
Disposals	3,026
Exchange difference	$ (9,862)
Balance at the end	172,091
Vehicles
Right of Use Assets Rollforward
Balance at the beginning	167,987
Additions	49,619
Amortization of the period	(100,769)
Remeasurements	$ 10,883	[1]
Disposals	111
Reclassifications/transfers	$ 1,951
Exchange difference	(14,222)
Balance at the end	115,338
Right-of-use assets
Right of Use Assets Rollforward
Balance at the beginning	627,813
Additions	230,062
Amortization of the period	(229,053)
Remeasurements	$ 64,357	[1]
Disposals	26,579
Reclassifications/transfers	$ 2,031
Exchange difference	(79,550)
Balance at the end	$ 589,081

[1]	Corresponds mainly to updating rates and conditions in lease contracts